Trust Account (Tables)	4 Months Ended
Sep. 30, 2020
Trust Account [Abstract]
Schedule of fair value including carrying value and gross unrealized holding loss
	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of September 30, 2020(1)	$345,001,047	$(4,414)	$344,996,633